Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Trade accounts receivable	$254,789	$279
Less: Allowance for doubtful accounts	(108,936)	(279)
Accounts receivable, net	$145,853	$-

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	For the Year ended December 31, 2024	For the Year ended December 31, 2023
Beginning balance	$279	$-
Provision for credit losses	110,229	280
Foreign exchange translation	(1,572)	(1)
Ending balance	$108,936	$279